Equity (Details) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended		24 Months Ended
	Jul. 02, 2022 USD ($) $ / shares shares	Jul. 02, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 16, 2021 USD ($) shares	Oct. 04, 2019 USD ($) $ / shares shares
Class of Stock [Line Items]
Units exchanged						25,000
Units exchanged for Convertible Note - Related Party | $						$ 5,568
Expense incurred | $	$ 1,114	$ 7,825
Amount of tax distributions recorded | $			$ 0	$ 6,676
Distribution payable | $			$ 11,409	$ 11,409
Preferred Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000	1,000,000	1,000,000	25,000	1,000,000
Preferred Stock, Shares Issued	0	0	25,000	25,000	25,000
Preferred Stock, Shares Outstanding	0	0	25,000	25,000	25,000
Class A Common Stock
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000	11,923,941	500,000,000	11,923,941
Common shares, shares issued	24,446,284	24,446,284	11,923,941	10,989,751	11,923,941
Common shares, shares outstanding	24,446,284	24,446,284	11,923,941	10,989,751	11,923,941
Number of votes per share of stock		1
Class B Common stock
Class of Stock [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000	13,085,488	500,000,000	13,085,488
Common shares, shares issued	26,663,575	26,663,575	13,085,488	11,173,776	13,085,488
Common shares, shares outstanding	26,663,575	26,663,575	13,085,488	11,173,776	13,085,488
Number of votes per share of stock		1	1
Class P Units
Class of Stock [Line Items]
Vesting period (in years)			5 years
Expense incurred | $					$ 0
BCP QualTek II LLC
Class of Stock [Line Items]
Amount contributed | $							$ 25,000
HoldCo LLC Agreement
Class of Stock [Line Items]
Units exchanged							25,000
Initial price per unit | $ / shares							$ 1,000
Percent of liquidation preference per annum							12.00%